Voya Index Plus SmallCap Portfolio Expense Example - Voya Index Plus SmallCap Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	839
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	$ 1,136